DERIVATIVE LIABILITIES - WARRANTS (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Balance at beginning of year	155,325,048	125,299,740
Warrants issued	4,000,000	40,000,000
Warrant Adjustments	3,379,551	0
Warrant exercises, forfeited or expired	1,225,620	9,974,692
Ending Balance	161,478,979	155,325,048
Weighted Average Exercise Price, Balance at beginning of year	$ 0.15	$ 0.25
Weighted Average Exercise Price, Warrants issued (in dollars per share)	$ 0.06	$ 0.06
Weighted Average Exercise Price, Warrant Adjustments (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price, Warrant exercises, forfeited or expired (in dollars per share)	$ 3.00	$ 0.69
Weighted Average Exercise Price, Ending Balance	$ 0.09	$ 0.15